UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      10/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred and Income Term Fund (JPI)
October 31, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value
	Long-Term Investments - 138.1% (97.8% of Total Investments)
	$25 Par (or similar) Retail Structures - 37.0% (26.2% of Total Investments)
	Capital Markets - 1.3%
16,894	Deutsche Bank Capital Funding Trust VIII	6.375%		BBB-	$ 407,652
50,000	Deutsche Bank Contingent Capital Trust V	8.050%		BBB-	1,353,000
242,100	Goldman Sachs Group, Inc.	5.500%		BB+	5,527,143
	Total Capital Markets				7,287,795
	Commercial Banks - 7.7%
132,600	AgriBank FCB, WI/DD	6.875%		A-	13,320,996
80,500	City National Corporation, WI/DD	6.750%		BBB-	2,012,500
523,200	Morgan Stanley	7.125%		BB+	13,577,040
68,553	Private Bancorp Incorporated	7.125%		N/R	1,699,429
87,100	Regions Financial Corporation	6.375%		BB	1,994,590
153,800	Texas Capital Bancshares Inc.	6.500%		BB	3,423,588
38,800	U.S. Bancorp	6.500%		BBB+	1,040,616
237,600	Wells Fargo & Company	5.850%		BBB+	5,778,432
	Total Commercial Banks				42,847,191
	Consumer Finance - 0.6%
149,800	Discover Financial Services	6.500%		BB	3,583,216
	Diversified Financial Services - 8.6%
327,066	Citigroup Inc.	7.125%		BB+	8,474,280
15,100	Countrywide Capital Trust V	7.000%		BB+	378,255
40,000	ING Groep N.V.	7.200%		BBB-	1,006,400
651,000	ING Groep N.V.	7.375%		BBB-	16,431,240
840,603	ING Groep N.V.	8.500%		BBB-	21,670,745
	Total Diversified Financial Services				47,960,920
	Food Products - 1.7%
340,000	CHS Inc.	7.875%		N/R	9,727,400
	Insurance - 8.1%
100,000	Aegon N.V.	6.500%		Baa1	2,425,000
15,000	Aegon N.V.	8.000%		Baa1	405,150
43,000	Arch Capital Group Limited	6.750%		BBB	1,041,890
432,500	Aspen Insurance Holdings Limited	5.950%		BBB-	10,362,700
59,200	Aspen Insurance Holdings Limited	7.250%		BBB-	1,480,592
177,623	Axis Capital Holdings Limited	6.875%		BBB	4,342,882
299,000	Endurance Specialty Holdings Limited	7.500%		BBB-	7,567,690
147,600	Hartford Financial Services Group Inc.	7.875%		BB+	4,259,736
400,000	Maiden Holdings Limited	8.250%		BB	10,236,000
140,000	Reinsurance Group of America Inc.	6.200%		BBB	3,487,400
	Total Insurance				45,609,040
	Oil, Gas & Consumable Fuels - 0.9%
198,600	Nustar Logistics Limited Partnership	7.625%		B+	5,076,216
	U.S. Agency - 8.1%
100,000	CoBank Agricultural Credit Bank, (3)	11.000%		A-	5,328,130
179,800	CoBank Agricultural Credit Bank, 144A, (3)	6.250%		A-	17,811,438
219,900	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	21,983,139
	Total U.S. Agency				45,122,707
	Total $25 Par (or similar) Retail Structures (cost $210,274,470)				207,214,485

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 2.6% (1.8% of Total Investments)
	Diversified Financial Services - 0.5%
$ 3,025	ING US Inc.	5.650%	5/15/53	Ba1	$ 2,878,693
	Insurance - 2.1%
8,430	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A-	11,758,299
$ 11,455	Total Corporate Bonds (cost $14,464,565)				14,636,992

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 Par (or similar) Institutional Structures - 98.5% (69.8% of Total Investments)
	Capital Markets - 1.9%
6,509	Credit Suisse Group Guernsey I Ltd., Reg S	7.875%	2/24/41	BB+	$ 7,117,917
1,500	Deutsche Bank Capital Funding Trust V, 144A	4.901%	N/A (4)	Ba2	1,350,000
1,972	Macquarie PMI LLC	8.375%	N/A (4)	BBB+	2,080,460
	Total Capital Markets				10,548,377
	Commercial Banks - 28.8%
4,700	Abbey National Capital Trust I	8.963%	N/A (4)	BBB-	5,851,500
14,310	Santander Finance Preferred SAU	10.500%	N/A (4)	BBB+	14,605,144
13,000	Barclays Bank PLC, 144A	10.179%	6/12/21	A-	17,211,090
12,325	BNP Paribas, 144A	7.195%	N/A (4)	BBB	12,833,406
1,955	Commerzbank AG, 144A	8.125%	9/19/23	BBB+	2,086,963
2,195	Fifth Third Bancorp.	5.100%	N/A (4)	BBB-	1,975,500
8,031	HSBC Capital Funding LP, 144A	10.176%	N/A (4)	BBB+	11,484,330
3,000	PNC Financial Services Inc.	6.750%	N/A (4)	BBB	3,165,000
29,403	Rabobank Nederland, 144A	11.000%	N/A (4)	A-	38,664,287
5,473	Royal Bank of Scotland Group PLC	7.648%	N/A (4)	BBB	5,691,920
9,962	Societe Generale, Reg S	8.750%	N/A (4)	BBB-	10,565,697
29,410	Wells Fargo & Company	7.980%	N/A (4)	BBB+	33,159,775
4,210	Zions Bancorporation	7.200%	N/A (4)	BB	4,210,000
	Total Commercial Banks				161,504,612
	Diversified Financial Services - 20.3%
15,700	Agstar Financial Services Inc., 144A	6.750%	N/A (4)	BB	15,680,375
17,505	Bank of America Corporation	8.000%	N/A (4)	BB+	19,386,787
2,000	Bank of America Corporation	8.125%	N/A (4)	BBB-	2,235,000
3,675	Citigroup Inc.	5.900%	N/A (4)	BBB-	3,490,089
3,710	Citigroup Inc.	5.950%	N/A (4)	BB+	3,538,413
27,940	General Electric Capital Corporation	7.125%	N/A (4)	AA-	31,153,100
5,285	JPMorgan Chase & Company	6.000%	N/A (4)	BBB	5,113,237
30,270	JPMorgan Chase & Company	7.900%	N/A (4)	BBB+	33,372,675
	Total Diversified Financial Services				113,969,676
	Electric Utilities - 0.4%
2,000	Electricite de France, 144A	5.250%	N/A (4)	A3	1,966,000
	Insurance - 43.9%
1,309	AG2R La Mondiale Vie, Reg S	7.625%	N/A (4)	BBB-	1,364,328
7,781	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	10,037,490
1,890	American International Group, Inc.	8.175%	5/15/58	BBB	2,329,425
3,500	Aquarius & Investments PLC Fbo SwissRe	8.250%	N/A (4)	N/R	3,832,500
18,740	Aviva PLC, Reg S	8.250%	N/A (4)	BBB	20,637,612
5,740	AXA SA	8.600%	12/15/30	A3	6,986,958
34,045	Catlin Insurance Company Ltd., 144A	7.249%	N/A (4)	BBB+	35,321,687
2,640	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (4)	A	3,062,400
2,500	CNP Assurances	7.500%	N/A (4)	BBB+	2,740,571
1,900	Dai-Ichi Mutual Life, 144A	7.250%	N/A (4)	A3	2,166,000
36,660	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB	28,778,100
2,424	Friends Life Group PLC, Reg S	7.875%	N/A (4)	BBB	2,599,740
20,955	Glen Meadows Pass-Through Trust, 144A	6.505%	2/12/67	BB+	20,012,025
1,120	Great-West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	1,176,000
780	Lincoln National Corporation	7.000%	5/17/66	BBB	805,350
16,060	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	20,757,550
5,610	Provident Financing Trust I	7.405%	3/15/38	BBB+	6,154,608
825	Prudential Financial Inc.	5.875%	9/15/42	BBB+	837,375
1,000	Prudential PLC, Reg S	6.500%	N/A (4)	A-	1,002,400
5,000	Prudential PLC	7.750%	N/A (4)	A-	5,382,740
22,410	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	23,586,525
6,428	Reinsurance Group of America Inc.	6.750%	12/15/65	BBB-	6,315,510
4,000	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	4,017,888
28,226	Symetra Financial Corporation, 144A	8.300%	10/15/37	BB+	28,790,520
1,485	The Allstate Corporation	5.750%	8/15/53	Baa1	1,518,413
5,990	White Mountain Re Group, 144A	7.506%	N/A (4)	BB+	6,164,890
	Total Insurance				246,378,605
	Real Estate Investment Trust - 3.1%
13,998	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (4)	Ba1	17,634,316
	U.S. Agency - 0.1%
502	Farm Credit Bank of Texas	10.000%	N/A (4)	Baa1	611,028
	Total $1,000 Par (or similar) Institutional Structures (cost $541,078,060)				552,612,614
	Total Long-Term Investments (cost $765,817,095)				774,464,091

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 3.1% (2.2% of Total Investments)
$ 17,386	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $17,385,672, collateralized by $18,375,000 U.S. Treasury Notes, 0.875%, due 7/31/19, value $17,734,742	0.000%	11/01/13		$ 17,385,672
	Total Short-Term Investments (cost $17,385,672)				17,385,672
	Total Investments (cost $783,202,767) - 141.2%				791,849,763
	Borrowings - (40.1)% (5), (6)				(225,000,000)
	Other Assets Less Liabilities - (1.1)% (7)				(5,998,023)
	Net Assets Applicable to Common Shares - 100%				$ 560,851,740

Investments in Derivatives as of October 31, 2013

Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation) (7)
JPMorgan	$ 84,375,000	Receive	1-Month USD-LIBOR	1.498%	Monthly	12/01/14	12/01/18	$ 737,722
JPMorgan	84,375,000	Receive	1-Month USD-LIBOR	1.995	Monthly	12/01/14	12/01/20	1,739,647
	$ 168,750,000							$ 2,477,369

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures	$162,091,778	$45,122,707	$—	$207,214,485
Corporate Bonds	—	14,636,992	—	14,636,992
$1,000 Par (or similar) Institutional Structures	—	552,612,614	—	552,612,614
Short-Term Investments:
Repurchase Agreements	—	17,385,672	—	17,385,672
Derivatives:
Swaps*	—	2,477,369	—	2,477,369
Total	$162,091,778	$632,235,354	$—	$794,327,132

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments (excluding investments in derivatives) was $784,302,575.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation				$17,662,490
Depreciation				(10,115,302)

Net unrealized appreciation (depreciation) of investments				$7,547,188

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.
(4)	Perpetual security. Maturity date is not applicable.
(5)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of October 31, 2013, investments with a value of $532,866,267 have been pledged as collateral for Borrowings.

(6)	Borrowings as a percentage of Total Investments is 28.4%.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/A	Not Applicable.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013